Average Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced International ETF	Dec. 30, 2023
Fidelity Enhanced International ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(13.98%)
Past 5 years	0.81%
Past 10 years	4.99%
Fidelity Enhanced International ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.34%)
Past 5 years	0.40%
Past 10 years	4.58%
Fidelity Enhanced International ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.81%)
Past 5 years	0.78%
Past 10 years	4.09%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%